SUBSEQUENT EVENTS (Details Narrative)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 01, 2022 USD ($)	Oct. 18, 2022 USD ($) $ / shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares	Apr. 30, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Apr. 06, 2022 USD ($)	Dec. 31, 2021 $ / shares	Oct. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Feb. 19, 2021 $ / shares	Nov. 30, 2020 $ / shares	Oct. 31, 2020 $ / shares	May 31, 2020 $ / shares	Jan. 31, 2020 $ / shares
Stated value | $					$ 13,683,000	$ 8,550,000
Share purchase price | $ / shares													$ 51.20				$ 51.20
Issue discount								0.05
Common stock, par value | $ / shares					$ 0.001			$ 0.001				$ 0.001				$ 0.001
Preferred stock, redemption | $			$ 87,000	$ 87,000						$ 44,000
Common Stock [Member]
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares | shares					230,794	383,333
Stated value | $						$ 1,000
Ayala Pharmaceuticals Inc [Member]
Stated value | $									$ 52,241,000
Common stock, par value | $ / shares							$ 0.01		$ 0.01		$ 0.01
Conversion of Stock, Shares Converted | shares							0.1874
Ownership percentage							62.50%
Termination fee | $							$ 600,000,000
Ayala Pharmaceuticals Inc [Member] | Common Stock [Member]
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares | shares									3,940,689
Stated value | $									$ 39,000
Common stock, par value | $ / shares							$ 0.001
Subsequent Event [Member]
Common stock, par value | $ / shares		$ 0.001
Common stock, exchange ratio		equal to the exchange ratio, 0.1874 shares of Advaxis common stock per Ayala share.
Subsequent Event [Member] | Maximum [Member]
Termination fee | $		$ 600,000
Series D Preferred Stock [Member]
Preferred stock conversion price | $ / shares								$ 20.00
Series D Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock conversion price | $ / shares			$ 20.00	$ 20.00
Liquidation preference			The Series D preferred stock will also have a liquidation preference over the common stock, and may be redeemed by the investors, in accordance with certain terms, for a redemption price equal to 105% of the stated value, or in certain circumstances, 110% of the stated value
Series E Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock, voing description	On December 1, 2022, Advaxis filed a certificate of designation (the “Certificate of Designation”) with the Secretary of State of Delaware, effective as of the time of filing, designating the rights, preferences, privileges and restrictions of the shares of Advaxis’ Series E Preferred Stock (the “Series E Preferred Stock”). The Certificate of Designation provides that ten (10) shares of Series E Preferred Stock will have 200,000,000 votes each and will vote together with the outstanding shares of the Advaxis Common Stock as a single class exclusively with respect to any proposal to amend the Advaxis Charter to change the name of Advaxis and to effect a reverse stock split of the Advaxis Common Stock. Also on December 1, 2022, the Company issued all ten (10) authorized shares of Series E Preferred Stock. The holder of these shares has agreed to vote all of such shares on any proposal to amend the Advaxis Charter to change the name of Advaxis and to effect a reverse stock split of the Advaxis Common Stock in the same proportion as shares of Advaxis Common Stock are voted on such proposal. The Series E Preferred Stock otherwise has no voting rights except as otherwise required by the General Corporation Law of the State of Delaware.
Preferred stock, redemption | $	$ 1,000
Advaxis Stockholders [Member] | Ayala Pharmaceuticals Inc [Member]
Ownership percentage							37.50%
Private Placement [Member]
Share purchase price | $ / shares															$ 28.00			$ 100.00
Private Placement [Member] | Ayala Pharmaceuticals Inc [Member]
Common stock, par value | $ / shares														$ 0.01
Private Placement [Member] | Series D Preferred Stock [Member] | Subsequent Event [Member]
Gross proceeds from offering | $				$ 4,750,000
Private Placement [Member] | Institutional Investors [Member] | Series D Preferred Stock [Member]
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares | shares			1,000,000
Stated value | $								$ 5,000,000
Share purchase price | $ / shares								$ 4.75
Private Placement [Member] | Institutional Investors [Member] | Series D Preferred Stock [Member] | Subsequent Event [Member]
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares | shares			1,000,000
Stated value | $				$ 5,000,000
Share purchase price | $ / shares			$ 4.75	$ 4.75
Issue discount			0.05